CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash	$ 4,228,944	$ 3,589,244
VAT receivable	30,654	217,843
Inventories	94,675	60,383
Prepaid expenses and deposits	539,382	512,782
Total current assets	4,893,655	4,380,252
Non-current assets
Right-of-use assets, net	306,652	206,090
Property, plant & equipment, net	1,226,596	897,627
Total non-current assets	1,533,248	1,103,717
Total assets	6,426,903	5,483,969
Current liabilities:
Accounts payable and accrued liabilities	250,170	120,894
Current operating lease liabilities	52,993	47,955
Accounts payable - related parties	337,576
Loan payable	32,468
Total current liabilities	673,207	168,849
Non-current liabilities:
Non-current operating lease liabilities	291,543	176,345
Total liabilities	964,750	345,194
Commitment and contingencies (Note 15)
Stockholders' equity
Ordinary shares, $0.001 par value, 50,000,000 shares authorized; 4,341,956 and 2,573,903 issued and outstanding as of March 31, 2025 and 2024, respectively	4,342	2,574
Reserves	30,168,692	23,890,229
Accumulated deficit	(24,589,244)	(18,527,997)
Accumulated other income	112,330	1,951
Total stockholders' equity (Virax)	5,696,120	5,366,757
Non-controlling interests	(233,967)	(227,982)
Total stockholders' equity attributable to Virax Biolabs Group Limited ordinary shareholders	5,462,153	5,138,775
Total liabilities and stockholders' equity	$ 6,426,903	$ 5,483,969